Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 1,687	£ 1,184	£ 1,053
Severance payments			150
Pension and other benefits	72	56	47
Share-based payments	893	11,230	731
Key management personnel compensation	£ 2,652	£ 12,470	£ 1,981